Tax Receivable Agreement	6 Months Ended
Mar. 31, 2025
Tax Receivable Agreement [Abstract]
Tax Receivable Agreement

12. TAX RECEIVABLE AGREEMENT

On October 10, 2023, the Holding entered into the Tax Receivable Agreement with MidCo (together with its permitted successors and assignees' shareholders, the "TRA Participants"). Pursuant to the TRA, the Company must make certain tax benefit payments (which are to be paid in cash in USD) to MidCo as consideration for the Company’s repurchase of 5,648,465 of its ordinary shares from MidCo (please refer to Note 9 - Equity). The TRA requires the Company to make payments to the TRA Participants equal to 85% of certain tax savings (or expected tax savings) in respect of certain tax benefits resulting from the Transaction or that were otherwise available to the Company as of the date of the IPO. Under the TRA, the Company will retain the benefit of the remaining 15% of the applicable tax savings. The timing of payments under the TRA will vary depending upon a number of factors, including the amount, character and timing of the Company's taxable income in the future.

As of October 10, 2023, the future payments expected to be made under the TRA totaled approximately $239.4 million for the USD tranche and €298.9 million for the EUR tranche over the upcoming 12 years (equaling the approximate undiscounted TRA payments). The fair value (level 3 Fair Value assessment) of the liability for these future payments was determined to be €355.8 million as of October 10, 2023. At inception the fair value was calculated based on expected cash flows with an assumption regarding expected tax payments denominated in USD and EUR as well as discounting to a present value using the original discount rate. As the fair value is not less than the amount payable on demand and the TRA could have been terminated at inception, the fair value was determined under the assumption of an early termination. The fair value at inception, together with the respective expected cash flows, determined an effective interest rate for the USD tranche and an effective interest rate for the EUR tranche.

Payments under the TRA are expected to be made in periods following the filing of a tax return in which the Company is able to utilize certain tax benefits to reduce taxes paid to a tax authority. The impact of any changes in the projected obligations under the TRA as a result of changes in the future taxable income, changes in tax legislation or tax rates, or other factors that may impact the Company’s tax savings will be reflected in "Finance cost, net", in the consolidated statements of comprehensive income in the period in which the change occurs.

Subsequent to its inception, the TRA is measured at amortized cost taking into consideration the current expected cash flows from the USD tranche as well as the EUR tranche and the original effective interest rate. The liability is discounted via the effective interest method and the expenses are recognized within "Finance cost, net." The TRA requires payments to be made in USD and for the EUR tranche to be translated to USD at a spot rate determinable on the date of filing the US tax return for the respective fiscal year. At the end of each reporting period, the TRA liability is remeasured from USD to the Company's functional currency, EUR, for both the USD cash flow tranche and any EUR cash flow tranche that has since been translated into USD under the terms of the agreement. The resulting foreign exchange gain or loss is recognized in the statements of comprehensive income (loss).

During the preparation of the Company’s financial statements for the year ended September 30, 2024, the Company identified an inaccurate initial computation of the Tax Receivable Agreement. As a result, Treasury shares (reclassified to Share premium as of March 31, 2025) and the corresponding TRA liability were stated as €343.6 million and should have been €355.8 million as at October 10, 2023. This was corrected in the Company’s financial statements for the year ended September 30, 2024. The Company has corrected the previously reported Shareholder's equity balance as at March 31, 2024, in these interim condensed consolidated financial statements. The Company evaluated the quantitative and qualitative effect to the consolidated statements of comprehensive income and deemed it to be immaterial. Please refer to Note 3 - Significant accounting policies for details on the change in accounting policy for the cancellation of shares.

The total balance of the TRA liability as of March 31, 2025 amounted to €373.7 million, €35.6 million of which is classified as current. The total balance of the TRA liability as of September 30, 2024 amounted to €359.9 million, €15.3 million of which was classified as current.